Seward & Kissel LLP
901 K Street, NW
Suite 800
Washington, DC  20001
Telephone:  (202) 737-9833
Facsimile:  (202) 737-5184
www.sewkis.com
June 1, 2022
VIA EDGAR CORRESPONDENCE

Ms. Sonia Bednarowski
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Sprott ESG Gold ETF Registration Statement on Form S-1 Filed April 29, 2022 File No. 333-264576

Dear Ms. Bednarowski:
This letter responds to the letter from your office dated May 25, 2022 providing comments from the staff of the Securities and Exchange Commission (the “Staff”) to the above-referenced registration statement filed on April 29, 2022 on Form S-1 (the “Registration Statement”) for Sprott ESG Gold ETF (the “Registrant” or the “Trust”).
The Staff’s comments and our responses thereto that the Registrant has authorized us to make on its behalf are set forth below.  Revisions resulting from the changes referenced in the responses below, together with other clarifying changes, are reflected in an amendment to the Trust’s Registration Statement (the “Amendment”). A marked version of the Amendment in PDF format is included with this letter.  The definitions of terms used in the Registration Statement apply to terms used and not defined herein.
Registration Statement on Form S-1
General

Comment 1.
Refer to your response to comment 1. Please revise to disclose how the Mint exchanges the unallocated gold for Sprott ESG Approved Gold, including how the Mint obtains doré originating from Sprott ESG Approved Mines, and please disclose how the Mint exchanges the Sprott ESG Approved Gold for unallocated gold. In addition, we note that you state that "[a]ll exchanges of unallocated gold to Sprott ESG Approved Gold and from Sprott ESG Approved Gold to unallocated gold are on a 1:1 basis, that is, each ounce of unallocated gold upon conversion will result in one ounce of Sprott ESG Approved Gold, and vice versa." Because the Sprott ESG Approved Gold, although valued using the LBMA Gold Price PM, may be more expensive to obtain than the unallocated gold, please tell us how the Mint is able to create gold bullion of Sprott ESG Approved Gold on a 1:1 basis with the unallocated gold. Also please explain whether and to what extent any ESG Approved Gold that is converted into unallocated gold will remain available to meet future requests to convert unallocated gold to ESG Approved Gold.

Response:
The Trust has added to the existing disclosure in the “Assets of the Trust” section of the Summary Prospectus on pages 9-10 to explain in greater detail the Mint’s process of exchanging unallocated gold for Sprott ESG Approved Gold and the process of exchanging Sprott ESG Approved Gold for unallocated gold. The Trust has also provided additional details about these conversion processes in the “The Mint—The Mint’s Role” section on pages 63-64 of the Amendment.

The Trust notes that the Amendment currently provides disclosure on pages 40-42 under the “Sprott ESG Approved Gold and Unallocated Gold” section explaining the environmental, social and governance standards and criteria used by the Sponsor. This section indicates that the Mint has a contractual refining relationship with certain mines which it determines meet and maintain the Mint Responsible Sourcing Requirements. Only these mines will be eligible for consideration by the Sponsor as a provider of doré used to produce Sprott ESG Approved Gold. The Trust has added to the existing description on page 43 of the “How Sprott ESG Approved Gold will be Created for the Trust” section of the Amendment to provide further clarification on this point.
The Trust has revised the Amendment to provide more detail how the Mint values unallocated gold and Sprott ESG Approved Gold in connection with conversions of one into the other on a 1:1 basis in the “Assets of the Trust” section of the Prospectus Summary on pages 9-10 as well as pages 56 and 60 of the “Creation and Redemption of Shares” section of the Amendment.
The Trust has added additional disclosure to the “Assets of the Trust” section of the Prospectus Summary on pages 9-10 as well as page 64 of the “The Mint” section of the Amendment to further elaborate on the fact that Sprott ESG Approved Gold bars are indistinguishable from other London Good Delivery bars and will be treated as such by the Mint; therefore, Sprott ESG Approved Gold that is converted into unallocated gold will not remain available to meet future requests to convert unallocated gold to Sprott ESG Approved Gold.
Comment 2.
We note that you pay fees, issue creation baskets and make redemptions with unallocated gold and that you determine the value of the Sprott ESG Approved Gold by utilizing the LBMA Gold Price PM. Please describe the direct or indirect impact of Russia's invasion of Ukraine on the price of gold and how volatility of the price of gold could impact the Trust, and, if material, address the associated risks in the Risk Factors section. Also, as Russia is a major exporter of gold, please disclose any potential material impact on the Trust resulting from sanctions against Russia or export bans, including the LBMA's suspension of Russian gold refineries from its Good Delivery List accreditation as of March 7, 2022, and, if material, discuss the associated risks in the Risk Factors section.

Response:
The Trust notes that war and other geopolitical events may have an effect on the gold market. The Trust has added a risk factor on pages 25-26 of the Amendment, “The Trust as well as the Sponsor and its service providers are vulnerable to the effects of geopolitical events and the continuation of the war in Ukraine or other hostilities,” to indicate the potential impacts of Russia’s invasion of Ukraine. The Trust notes that there are currently no Sprott Approved Mines located in Russia, and the Sponsor does not expect that any such mines will be located in Russia in the foreseeable future.

Report of Independent Registered Public Accounting Firm, page 99

Comment 3.
We note you included a placeholder for seed financial statements on page 99. Please confirm you will file these financial statements as soon as they are available, in order to allow the staff sufficient time to complete its review.

Response:
The Trust will include the audited financial statements in a future amendment to the Registration Statement and acknowledges the Staff’s requirement for sufficient time to review such audited financial statements prior to requesting effectiveness.

*          *          *
If you have any additional comments or questions, please contact the undersigned at (202) 661-7150 or Lauren A. Michnick at (202) 661-7175 with any questions or comments.

Very truly yours, SEWARD & KISSEL LLP /s/ Anthony Tu-Sekine Anthony Tu-Sekine

cc:	Mr. John Ciampaglia Mr. Arthur Einav